Trade and Other Receivables (Details) - Schedule of trade and other receivables - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other receivables [Abstract]
Trade receivables	$ 100,758	$ 47,368
Less: Allowance for doubtful accounts	(5,216)	(7,257)
Net trade receivables	95,542	40,111
Deferred receivables	5,554	7,347
Government grant receivable (Note 27)	17,626	2,776
Other receivables	3,976	1,694
Trade and other receivables	$ 122,698	$ 51,928